Underlying Asset Split of Fund (Detail)	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Total underlying asset split	100.00%	100.00%
Equity
Defined Benefit Plan Disclosure [Line Items]
Total underlying asset split		70.00%
Corporate Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Total underlying asset split	26.00%	30.00%
Glits
Defined Benefit Plan Disclosure [Line Items]
Total underlying asset split	74.00%